Expense Example - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084